Income tax (Tables)	12 Months Ended
Dec. 31, 2017
Income tax
Schedule of income tax expense reconciled to accounting profit

	Years ended December 31,
Thousands of euros	2017	2016	2015
Profit/(Loss) before taxes	(74,712)	1,666	(36,394)
Income tax expense calculated at 33%	(24,655)	566	(12,370)
Effect of income that is exempt from taxation	—	—	(2)
Effect of expenses that are not deductible	6,622	43	63
Effect of unused tax losses and tax offsets not recognized as deferred tax assets	15,250	(121)	11,303
Effect of different tax rates in foreign jurisdictions	2,783	(488)	1,006
Effect of the incentives of Spanish Tax Law 14/2013	—	2,136	1,325
Other	-114	—	—
Total	-114	2,136	1,325